Pensions and post-retirement benefits - Income statement charge (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Current service cost	£ 58	£ 64
Net finance cost	(48)	(24)
Past service cost	0	134
Other movements	1	5
Total	£ 11	£ 179